UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number 811-21517
                                                    ----------------------------

           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios, LP
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                      Date of fiscal year end: MAY 31, 2005
                                              -------------

                   Date of reporting period: NOVEMBER 30, 2004
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                   FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY
                                 ALLOCATION FUND
                               SEMI-ANNUAL REPORT
                   FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
          FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
                               SEMI-ANNUAL REPORT
                               NOVEMBER 30, 2004

 Shareholder Letter ........................................................   1

 Portfolio Components ......................................................   2

 Portfolio of Investments ..................................................   3

 Statement of Assets and Liabilities .......................................   8

 Statement of Operations ...................................................   9

 Statement of Changes in Net Assets ........................................  10

 Financial Highlights ......................................................  11

 Notes to Financial Statements .............................................  12

 Dividend Reinvestment Plan ................................................  15

 Proxy Voting Policies and Procedures ......................................  16

 Portfolio Holdings ........................................................  16








                             HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the First Trust/Value Line(R) & Ibbotson Equity Allocation Fund (the "Fund") and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, you will obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows can help you understand how the Fund's performance and characteristics compared to that of relevant benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------
           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
                               SEMI-ANNUAL REPORT
                                NOVEMBER 30, 2004

Dear Shareholders:

The First Trust/Value Line(R) & Ibbotson Equity Allocation Fund (the "Fund") commenced trading on the American Stock Exchange on April 28, 2004, under the ticker symbol FVI. We are pleased to report that after experiencing some tough sledding in the first few months of trading, in our opinion, due in part to a fairly healthy spike in interest rates in the second quarter, both the Fund's market price and net asset value (NAV) have rebounded nicely.

From a performance standpoint, the Fund posted a market share price total return of 12.6% from May 31, 2004, through November 30, 2004, which marked the midway point of the Fund's fiscal year. The Fund's NAV total return was even better, up 16.2% over the same period. Both returns outpaced the 5.7% gain posted by the S&P 500 Index. The discount of FVI as of January 11, 2005 was 12.6%.

One of the key features of this Fund is that it emphasizes asset allocation by utilizing all six of the major style/ market cap equity groups. Here are the total returns for these six groups for the past six months as of November 30, as measured by Standard & Poor's: Large-Cap Growth (+1.5%); Large-Cap Value (+9.9%); Mid-Cap Growth (+5.1%); Mid-Cap Value (+10.5%); Small-Cap Growth (+13.8%) and Small-Cap Value (+16.5%).

Due to such factors as the ongoing war in Iraq, high oil prices, and the uncertainty surrounding the potential outcome of the 2004 presidential election, the S&P 500 Index was essentially unchanged through the first seven months of this year - despite strong corporate earnings. The stock market, in our opinion, appears to have had a favorable reaction to the Bush victory. The S&P 500 rallied nearly 7.0% from the close on November 2 through December 27.

Corporate America looks to be on solid footing heading into 2005. According to Standard & Poor's, the non-financial companies in the S&P 500 Index are currently sitting on $590 billion in cash and equivalents. If that amount sounds unusually high it's because it is, especially when compared to 1999 ($260 billion), 1994 ($125 billion) and 1989 ($98 billion) levels. In fact, cash at non-financial companies in the U.S. equaled nearly 24% of these companies' outstanding debt for the 12-month period ended in March 2004 (when cash levels were lower than today) - the highest ratio of cash to debt for public companies since 1969, according to Moody's Investor Services.

The overall economy looks to be on solid footing as well. The U.S. economy posted a 4.0% gross domestic product (GDP) growth rate in the third quarter, despite high energy prices and the war in Iraq, marking the 12th consecutive quarter of economic expansion dating back to the fourth quarter of 2001. After-tax corporate profits in the U.S. - encompassing all public and private companies - amounted to 7.9% of GDP in the second quarter, tying a record established in 1965, according to FORTUNE. If the price of oil were to fall back to around $35 per barrel in 2005, it could help boost the GDP growth rate in the U.S. by as much as 0.5%.

Please see the following page for a graphical depiction of the Fund's portfolio. The detailed holdings are shown on the Portfolio of Investments schedule.

We appreciate your continued confidence in our Fund.

Sincerely,

/S/ JAMES A. BOWEN
James A. Bowen
President of the First Trust/Value Line(R) & Ibbotson Equity Allocation Fund January 12, 2005

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
PORTFOLIO COMPONENTS+
NOVEMBER 30, 2004 (UNAUDITED)



                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

Energy ............................................. 16.7%
Materials .......................................... 14.4%
Utilities .......................................... 10.6%
Health Care Equipment & Services ...................  8.0%
Transportation .....................................  5.0%
Insurance ..........................................  4.6%
Retail .............................................  4.6%
Food, Beverage & Tobacco ...........................  4.3%
Capital Goods ......................................  4.2%
Software ...........................................  3.0%
Consumer Durables & Apparel ........................  2.9%
Hotels, Restaurants & Leisure ......................  2.7%
Internet Software & Services .......................  2.3%
Automobiles & Components ...........................  2.1%
Household & Personal Products ......................  2.1%
Computers & Peripherals ............................  2.0%
Telecommunication Services .........................  1.7%
Aerospace & Defense ................................  1.5%
Home Builders ......................................  1.4%
Diversified Financials .............................  1.3%
Commercial Services & Supplies .....................  1.3%
Media ..............................................  1.2%
REITS ..............................................  1.1%
Semiconductors & Semiconductor Equipment ...........  0.4%
Electronic Equipment & Instruments .................  0.3%
Pharmaceutical & Biotechnology .....................  0.3%


+ Percentages are based on Total Investments; please note that the percentages shown on the Portfolio of Investments schedules are based on net assets.

Page 2                    See Notes to Financial Statements.

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
 ----------                                                       -----------
 COMMON STOCKS - 99.5%

              ENERGY - 16.7%
     21,022   Amerada Hess Corp. ..............................  $  1,867,805
     32,998   BJ Services Company .............................     1,672,009
     22,054   ConocoPhillips ..................................     2,006,693
     49,712   Devon Energy Corp. ..............................     2,059,071
     26,861   EOG Resources, Inc. .............................     2,016,455
     33,948   Exxon Mobil Corp. ...............................     1,739,835
     19,890   Frontier Oil Corp. ..............................       530,068
     31,179   Kerr-McGee Corp. ................................     1,940,269
     21,543   Murphy Oil Corp. ................................     1,837,833
      9,091   Newfield Exploration Company* ...................       571,369
     15,009   Patina Oil & Gas Corp. ..........................       498,299
     11,284   Southwestern Energy Company* ....................       619,492
     21,230   Tesoro Petroleum Corp.* .........................       703,138
     15,980   Total SA, Sponsored ADR .........................     1,751,408
     49,706   Valero Energy Corp. .............................     2,325,744
     36,233   Weatherford International Ltd.* .................     1,934,118
                                                                 -------------
                                                                   24,073,606
                                                                 -------------
              MATERIALS - 14.4%
     23,653   AMCOL International Corp. .......................       477,791
      9,848   Ashland, Inc. ...................................       582,509
     41,446   Ball Corp. ......................................     1,853,880
      5,841   Cleveland-Cliffs, Inc. ..........................       565,993
     15,310   Commercial Metals Company .......................       694,155
     55,480   Crompton Corp ...................................       621,931
      7,088   CUNO, Inc.* .....................................       464,477
      8,574   Florida Rock Industries, Inc. ...................       482,716
     10,869   Georgia Gulf Corp. ..............................       625,837
     48,240   Georgia-Pacific Corp. ...........................     1,766,066
     31,750   Hercules, Inc.* .................................       473,075
     47,447   Inco Ltd.* ......................................     1,787,803
     39,312   Longview Fibre Company ..........................       683,242
     39,396   Nucor Corp. .....................................     2,084,048
     15,328   OM Group, Inc.* .................................       471,183
     20,663   Phelps Dodge Corp. ..............................     2,006,997
     19,300   Pope & Talbot, Inc. .............................       324,240
     12,604   Potlatch Corp. ..................................       639,275
     30,993   Ryerson Tull, Inc. ..............................       501,467
     26,047   Teck Cominco Ltd., Class B ......................       788,168
     11,473   Texas Industries, Inc. ..........................       688,380
     38,895   The Sherwin-Williams Company ....................     1,734,717
     25,235   Wausau-Mosinee Paper Corp. ......................       452,968
                                                                 -------------
                                                                   20,770,918
                                                                 -------------
              UTILITIES - 10.5%
     34,166   Allegheny Energy, Inc.* .........................       653,937
     21,163   Alliant Energy Corp. ............................       577,327
     17,809   Black Hills Corp. ...............................       546,914
      9,000   Cabot Oil & Gas, Corp. ..........................       435,420
     53,890   CMS Energy Corp.* ...............................       549,678
     41,084   DTE Energy Company ..............................     1,802,766


                    See Notes to Financial Statements.                    Page 3

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
 ----------                                                       -----------
 COMMON STOCKS - CONTINUED

              UTILITIES - CONTINUED
      7,815   Equitable Resources, Inc. .......................  $    464,993
     44,149   KeySpan Corp. ...................................     1,744,769
     16,627   Northwest Natural Gas Company ...................       562,990
     12,055   Pinnacle West Capital Corp. .....................       532,831
     23,860   PNM Resources, Inc. .............................       606,998
      9,789   Questar Corp. ...................................       497,379
     45,093   Sempra Energy ...................................     1,667,539
    138,584   The Williams Companies, Inc. ....................     2,310,195
     19,531   Watts Water Technologies, Inc., Class A .........       598,235
     94,000   Xcel Energy, Inc. ...............................     1,697,640
                                                                 -------------
                                                                   15,249,611
                                                                 -------------
              HEALTH CARE EQUIPMENT & SERVICES - 8.0%
     17,422   Aetna, Inc. .....................................     2,064,681
     14,908   American Healthways, Inc.* ......................       497,182
     33,652   Biomet, Inc. ....................................     1,610,921
     26,600   Humana, Inc.* ...................................       660,212
     12,593   IDX Systems Corp.* ..............................       442,266
     26,926   Johnson & Johnson ...............................     1,624,177
     38,652   Laboratory Corp. of America Holdings* ...........     1,853,364
     18,399   Quest Diagnostics, Inc. .........................     1,724,906
     76,741   Stewart Enterprises, Inc., Class A* .............       569,418
     16,812   SurModics, Inc.* ................................       506,041
                                                                 -------------
                                                                   11,553,168
                                                                 -------------
              TRANSPORTATION - 5.0%
     19,552   Alaska Air Group, Inc.* .........................       610,609
     11,149   Arkansas Best Corp. .............................       480,745
     19,121   GATX Corp. ......................................       562,922
     22,581   Heartland Express, Inc. .........................       495,879
     11,268   J.B. Hunt Transport Services, Inc. ..............       452,974
     59,558   Norfolk Southern Corp. ..........................     2,044,626
     36,070   OMI Corp. .......................................       770,816
     21,415   United Parcel Service, Inc., Class B ............     1,802,072
                                                                 -------------
                                                                    7,220,643
                                                                 -------------
              INSURANCE - 4.5%
     16,333   American Financial Group, Inc. ..................       514,163
     34,656   Marsh & McLennan Companies, Inc. ................       990,815
     24,924   Ohio Casualty Corp.* ............................       535,367
     13,429   RLI Corp. .......................................       559,318
     34,472   SAFECO Corp. ....................................     1,670,858
     34,602   The Allstate Corp. ..............................     1,747,401
     11,701   Unitrin, Inc. ...................................       557,436
                                                                 -------------
                                                                    6,575,358
                                                                 -------------
              RETAIL - 4.5%
     14,533   Barnes & Noble, Inc.* ...........................       393,554
     64,116   Charming Shoppes, Inc.* .........................       599,485
     24,708   Christopher & Banks Corp. .......................       487,489
     16,452   Claire's Stores, Inc. ...........................       334,798
     18,293   Copart, Inc.* ...................................       395,129


Page 4                    See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)

                                                                     MARKET
   SHARES                                                            VALUE
 ----------                                                       -----------
 COMMON STOCKS - CONTINUED

              RETAIL - CONTINUED
      6,174   GameStop Corp., Class B* ........................  $    131,012
     17,369   Genesco, Inc.* ..................................       513,775
     14,490   Michael's Stores, Inc. ..........................       396,012
     29,867   ShopKo Stores, Inc.* ............................       534,022
     42,818   The Home Depot, Inc. ............................     1,787,651
     13,523   The Yankee Candle Company, Inc.* ................       411,911
     13,799   Urban Outfitters, Inc.* .........................       586,457
                                                                 -------------
                                                                    6,571,295
                                                                 -------------
              FOOD, BEVERAGE & TOBACCO - 4.3%
     29,250   Anheuser-Busch Companies, Inc. ..................     1,465,132
     32,295   Hershey Foods Corp. .............................     1,672,881
     17,869   Nash Finch Company ..............................       663,119
     18,900   Pilgrim's Pride Corp. ...........................       633,150
     39,776   UST, Inc. .......................................     1,751,337
                                                                 -------------
                                                                    6,185,619
                                                                 -------------
              CAPITAL GOODS - 4.2%
     25,511   AGCO Corp.* .....................................       555,885
     25,563   Aviall, Inc.* ...................................       581,303
     21,739   Flowserve Corp.* ................................       548,258
     13,157   Graco, Inc. .....................................       481,809
     14,177   Kaydon Corp. ....................................       460,469
     11,437   Matthews International Corp., Class A ...........       421,682
     18,400   Regal-Beloit Corp. ..............................       519,064
     40,358   Rockwell Automation, Inc. .......................     1,908,933
     12,522   Tecumseh Products Company, Class A ..............       573,382
                                                                 -------------
                                                                    6,050,785
                                                                 -------------
              SOFTWARE - 2.9%
     36,181   Autodesk, Inc. ..................................     2,366,599
     20,776   Pixar* ..........................................     1,883,760
                                                                 -------------
                                                                    4,250,359
                                                                 -------------
              CONSUMER DURABLES & APPAREL - 2.9%
     13,799   Fossil, Inc.* ...................................       373,263
     27,380   Russell Corp. ...................................       502,149
     22,247   The Black & Decker Corp. ........................     1,870,750
      6,986   The Timberland Company, Class A* ................       442,423
      6,039   The Toro Company ................................       437,828
     16,595   Wolverine World Wide, Inc. ......................       497,020
                                                                 -------------
                                                                    4,123,433
                                                                 -------------
              HOTELS, RESTAURANTS & LEISURE - 2.6%
     18,764   Landry's Restaurants, Inc. ......................       554,476
      8,292   Polaris Industries, Inc. ........................       546,443
     14,549   Rare Hospitality International, Inc.* ...........       435,888
     12,692   Winnebago Industries, Inc. ......................       481,408
     39,725   Yum! Brands, Inc. ...............................     1,803,515
                                                                 -------------
                                                                    3,821,730
                                                                 -------------

                    See Notes to Financial Statements.                    Page 5

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)


                                                                     MARKET
   SHARES                                                            VALUE
 ----------                                                       -----------
 COMMON STOCKS - CONTINUED

              INTERNET  SOFTWARE & SERVICES - 2.3%
      8,825   FactSet Research Systems, Inc. ..................  $    455,811
     35,006   Internet Security Systems, Inc.* ................       847,495
     65,850   Interwoven, Inc.* ...............................       638,745
     40,634   United Online, Inc.* ............................       433,565
     20,131   WebEx Communications, Inc.* .....................       477,910
     10,065   Websense, Inc.* .................................       483,724
                                                                 -------------
                                                                    3,337,250
                                                                 -------------
              AUTOMOBILES & COMPONENTS - 2.1%
     25,353   Harley-Davidson, Inc. ...........................     1,465,911
     21,602   Toyota Motor Corp., Sponsored ADR ...............     1,613,885
                                                                 -------------
                                                                    3,079,796
                                                                 -------------
              HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
     21,033   American Greetings Corp., Class A ...............       559,898
     14,897   Helen of Troy Ltd.* .............................       419,202
     29,245   The Clorox Company ..............................     1,611,984
     14,032   WD-40 Company ...................................       409,875
                                                                 -------------
                                                                    3,000,959
                                                                 -------------
              COMPUTERS & PERIPHERALS - 2.0%
     36,044   Apple Computer, Inc.* ...........................     2,416,750
     18,775   Intergraph Corp.* ...............................       491,905
                                                                 -------------
                                                                    2,908,655
                                                                 -------------
              TELECOMMUNICATION SERVICES - 1.7%
      9,128   Commonwealth Telephone Enterprises, Inc.* .......       444,169
     93,587   Deutsche Telekom AG, Sponsored ADR* .............     1,985,916
                                                                 -------------
                                                                    2,430,085
                                                                 -------------
              AEROSPACE & DEFENSE - 1.5%
     14,300   Moog, Inc., Class A* ............................       600,886
     16,448   United Technologies Corp. .......................     1,604,996
                                                                 -------------
                                                                    2,205,882
                                                                 -------------
              HOME BUILDERS - 1.4%
      7,338   M.D.C. Holdings, Inc. ...........................       555,487
     27,366   Pulte Homes, Inc. ...............................     1,512,245
                                                                 -------------
                                                                    2,067,732
                                                                 -------------
              DIVERSIFIED FINANCIALS - 1.3%
    113,135   Providian Financial Corp.* ......................     1,815,817
                                                                 -------------
              COMMERCIAL SERVICES & SUPPLIES - 1.3%
      8,019   Bright Horizons Family Solutions, Inc.* .........       503,192
     15,951   Equifax, Inc. ...................................       440,567
     24,924   Sotheby's Holdings, Inc., Class A* ..............       390,808
     48,931   TeleTech Holdings, Inc.* ........................       478,056
                                                                 -------------
                                                                    1,812,623
                                                                 -------------
              MEDIA - 1.2%
     99,096   Time Warner, Inc.* ..............................     1,754,990
                                                                 -------------

Page 6                    See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)


                                                                     MARKET
   SHARES                                                            VALUE
 ----------                                                       -----------
 COMMON STOCKS - CONTINUED

              REITS - 1.1%
     11,547   Mack-Cali Realty Corp. ..........................  $    505,066
     19,789   New Plan Excel Realty Trust .....................       524,012
     13,368   Pennsylvania Real Estate Investment Trust .......       544,746
                                                                 -------------
                                                                    1,573,824
                                                                 -------------
              SEMICONDUCTORS &
                  SEMICONDUCTOR EQUIPMENT - 0.4%
     28,169   Photronics, Inc.* ...............................       530,704
                                                                 -------------
              ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
     27,226   Technitrol, Inc.* ...............................       469,648
                                                                 -------------
              PHARMACEUTICALS & BIOTECHNOLOGY - 0.3%
     17,331   Priority Healthcare Corp.* ......................       362,218
                                                                 -------------

              TOTAL COMMON STOCKS .............................   143,796,708
                                                                 -------------
              (Cost $122,516,806)


              TOTAL INVESTMENTS - 99.5% .......................   143,796,708
              (Cost $122,516,806)**

              Net Other Assets & Liabilities - 0.5% ...........       761,011
                                                                 -------------
              NET ASSETS - 100.0% .............................  $144,557,719
                                                                 =============

--------------------------------------------------------------------------------
         *   Non-income producing security.
        **   Aggregate cost for federal tax purposes.
       ADR   American Depository Receipt
      REIT   Real Estate Investment Trust

                    See Notes to Financial Statements.                    Page 7

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2004 (UNAUDITED)


ASSETS:
Investments, at value
   (See portfolio of investments) (a): ...................................................     $143,796,708
Cash .....................................................................................          794,904
Dividends receivable .....................................................................          167,346
Interest receivable ......................................................................              739
Prepaid expenses .........................................................................           11,067
                                                                                               -------------
     Total Assets ........................................................................      144,770,764
                                                                                               -------------

LIABILITIES:
Investment advisory fee payable ..........................................................           70,392
Audit and legal fees payable .............................................................           55,039
License fees payable .....................................................................           41,534
Trustees' fees payable ...................................................................           19,055
Payable to administrator .................................................................           11,764
Printing fees payable ....................................................................            1,100
Accrued expenses and other payables ......................................................           14,161
                                                                                               -------------
     Total Liabilities ...................................................................          213,045
                                                                                               -------------
NET ASSETS ...............................................................................     $144,557,719
                                                                                               =============

------------------------------------------------------------------------------------------
(a) Investments, at cost .................................................................     $122,516,806
                                                                                               =============
NET ASSETS CONSIST OF:
Undistributed net investment income ......................................................     $    128,465
Accumulated net realized loss on investments sold ........................................         (782,580)
Net unrealized appreciation of investments ...............................................       21,279,902
Par value ................................................................................           65,052
Paid-in capital ..........................................................................      123,866,880
                                                                                               -------------
     Total Net Assets ....................................................................     $144,557,719
                                                                                               =============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share) .....................     $      22.22
                                                                                               =============
Number of Common Shares outstanding ......................................................        6,505,236
                                                                                               =============

Page 8                    See Notes to Financial Statements.

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)


INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $1,458) .....................................     $    835,149
Interest .................................................................................            3,327
                                                                                               -------------
     Total investment income .............................................................          838,476
                                                                                               -------------
EXPENSES:
Investment advisory fee ..................................................................          419,072
License fees .............................................................................          132,004
Administration fee .......................................................................           65,260
Audit and legal fees .....................................................................           53,396
Trustees' fees and expenses ..............................................................           29,580
Transfer Agent fees ......................................................................           17,548
Printing fees ............................................................................           15,041
Custodian fees ...........................................................................            7,402
Other ....................................................................................           16,451
                                                                                               -------------
Total expenses ...........................................................................          755,754
Expenses reimbursed by investment advisor ................................................          (45,743)
                                                                                               -------------
     Net expenses ........................................................................          710,011
                                                                                               -------------
NET INVESTMENT INCOME ....................................................................          128,465
                                                                                               -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain/(loss) on:
     Securities transactions .............................................................         (657,450)
     Foreign currencies and net other assets .............................................               63
                                                                                               -------------
Net realized loss on investments during the period .......................................         (657,387)
                                                                                               -------------
Net change in unrealized appreciation/(depreciaition) of:
     Securities transactions .............................................................       20,657,928
     Foreign currencies and net other assets .............................................              (44)
                                                                                               -------------
Net change in unrealized appreciation/(depreciation) of investments during the period ....       20,657,884
                                                                                               -------------
Net realized and unrealized gain on investments ..........................................       20,000,497
                                                                                               -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................................     $ 20,128,962
                                                                                               =============

                    See Notes to Financial Statements.                    Page 9

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                                              SIX MONTHS
                                                                                                 ENDED           PERIOD
                                                                                              11/30/2004          ENDED
                                                                                              (UNAUDITED)      5/31/2004*
                                                                                            ---------------  --------------
Net investment income/(loss) .............................................................  $     128,465    $     (57,866)
Net realized loss on investments during the period .......................................       (657,387)        (125,193)
Net change in unrealized appreciation/(depreciation) of investments
   during the period .....................................................................     20,657,884          622,018
                                                                                            --------------   --------------
Net increase in net assets resulting from operations .....................................     20,128,962          438,959

CAPITAL TRANSACTIONS:
Net proceeds from sale of 6,505,236 shares of Common Shares ..............................         --          123,989,798
                                                                                            --------------   --------------
Net increase in net assets ...............................................................     20,128,962      124,428,757

NET ASSETS:
Beginning of period ......................................................................    124,428,757          --
                                                                                            --------------   --------------
End of period ............................................................................  $ 144,557,719    $ 124,428,757
                                                                                            ==============   ==============

Undistributed net investment income/
     (accumulated net investment loss) at end of period ..................................  $     128,465    $     (57,866)
                                                                                            ==============   ==============

--------------------------------------------------
* The Fund commenced operations on April 16, 2004.

Page 10                  See Notes to Financial Statements.

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD.



                                                                                          SIX MONTHS
                                                                                             ENDED         PERIOD
                                                                                          11/30/2004        ENDED
                                                                                          (UNAUDITED)    5/31/2004*
                                                                                          -----------    -----------
 Net asset value, beginning of period ................................................    $    19.13     $    19.10
                                                                                          -----------    -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss) ........................................................          0.02          (0.01)
 Net realized and unrealized gain on investments .....................................          3.07           0.08
                                                                                          -----------    -----------
 Total from investment operations ....................................................          3.09           0.07
                                                                                          -----------    -----------
 Common shares offering costs charged to paid-in capital .............................         --             (0.04)
                                                                                          -----------    -----------
 Net asset value, end of period ......................................................    $    22.22     $    19.13
                                                                                          ===========    ===========
 Market value, end of period .........................................................    $    19.36     $    17.20
                                                                                          ===========    ===========
 TOTAL RETURN BASED ON NET ASSET VALUE (a)+ ..........................................         16.15%          0.16%
                                                                                          ===========    ===========
 TOTAL RETURN BASED ON MARKET VALUE (b)+ .............................................         12.56%        (14.00)%
                                                                                          ===========    ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ................................................    $  144,558     $  124,429
 Ratio of operating expenses to average net assets ...................................          1.09%**        1.68%**
 Ratio of operating expenses to average net assets without reimbursements ............          1.16%**        1.68%**
 Ratio of net investment income/(loss) to average net assets .........................          0.20%**       (0.52)%**
 Portfolio turnover rate .............................................................         82.07%          2.93%

--------------------------------------------------
*    The Fund commenced operations on April 16, 2004.
**   Annualized.
(a) Total Return on net asset value is the combination of reinvested dividend income and reinvested capital gains distributions, at prices obtained by the Dividend Reinvestment Plan, if any, and changes in net asset value per share.
(b) Total Return on market value is the combination of reinvested dividend income and reinvested capital gains distributions, at prices obtained by the Dividend Reinvestment Plan, if any, and changes in stock price per share, all based on market price per share.
+ Total return is not annualized for periods less than one year and does not reflect sales load.

                    See Notes to Financial Statements.                   Page 11

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
                          NOVEMBER 30, 2004 (UNAUDITED)

                               1. FUND DESCRIPTION

First Trust/Value Line(R) & Ibbotson Equity Allocation Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on February 20, 2004 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund's investment objective is to provide capital appreciation. The Fund seeks to outperform the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") by investing in a diversified portfolio of the common stocks selected through the application of a disciplined investment strategy implemented by the Fund's investment adviser, First Trust Advisors L.P. ("First Trust"). There can be no assurance that the Fund's investment objective will be achieved.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


PORTFOLIO VALUATION:

The Fund determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by, or under the direction of the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities trading on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in 60 days or less are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not be reflected in the computation of a Fund's NAV. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's Board of Trustees. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.


SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.


FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of investments and net other assets and liabilities. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------

           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
                          NOVEMBER 30, 2004 (UNAUDITED)

settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investments sold.


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income, if any, of the Fund are declared and paid semi-annually or as the Board of Trustees may determine from time to time. Distributions of any net capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.


INCOME TAXES:

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.


EXPENSES:

The Fund will pay all expenses directly related to its operations. First Trust has entered into a non-exclusive license agreement with Value Line(R) Publishing, Inc. which allows for the use by First Trust of the Value Line(R) Timeliness(TM), Safety(TM) and Technical(TM) Ranking Systems and certain trademarks and trade names of Value Line(R) Publishing, Inc. The Fund is a sub-licensee to this license agreement. In exchange, Value Line(R) Publishing, Inc. will receive an annual fee, payable on a quarterly basis, equal to 15 basis points of the Fund's gross daily assets during such calendar quarter. This license fee will be paid by the Fund to First Trust who will in turn pay Value Line(R) Publishing, Inc. The terms of the license agreement provide that it shall continue in effect for a term of one year and will be automatically renewed for successive one year terms unless either party elects not to renew the agreement.

First Trust has entered into a non-exclusive licensing and services agreement and a related work order with Ibbotson Associates, Inc. ("Ibbotson") which allows for the use by First Trust of the Ibbotson name for inclusion in the name of the Fund and in connection with the promotion, offering, operation and marketing of the Fund. In addition, Ibbotson performs certain other services for First Trust under the terms of the agreement. In exchange, Ibbotson will receive an annual fee, payable quarterly, based upon the aggregate assets under management in the Fund. The annual fee will be 0.05% of all assets under management of the Fund, with a minimum annual fee of $50,000 for services rendered. The annual fee will be paid by the Fund to First Trust who will in turn pay Ibbotson. The terms of the agreement provide that it shall remain in effect for a minimum of twenty-four (24) months from the date of execution of the agreement unless terminated earlier in accordance with the terms of the agreement.


ORGANIZATIONAL AND OFFERING COSTS:

Organization costs consist of costs incurred to establish the Fund and enable it to legally do business. These costs include incorporation fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consist of legal fees pertaining to the Fund's shares offered for sale, registration fees, underwriting fees, and printing of initial prospectus, among other fees. First Trust has paid all organizational expenses and all offering costs of the Fund (other than sales load) that exceed $0.04 per Common Share. The Fund's share of Common Share offering costs, $260,209 were recorded as a reduction of the proceeds from the sale of Common Shares at May 31, 2004.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For its investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.65% of the Fund's average daily net assets.

First Trust has agreed to reimburse the Fund for fees and expenses in an amount equal to 0.07% of the average daily net assets of the Fund for the first two years of the Fund's operations through April 27, 2006. Reimbursements are reported as "expenses reimbursed by investment advisor" in the statement of operations.

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------

           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
                          NOVEMBER 30, 2004 (UNAUDITED)

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

Effective June 7, 2004, the Trustees of the Fund approved a revised compensation plan. Under the revised plan, the Fund pays each Trustee who is not an officer or employee of First Trust or any of their affiliates an annual retainer of $10,000 which includes compensation for all regular quarterly board meetings and regular committee meetings. No additional meeting fees are paid in connection with regular quarterly board meetings or regular committee meetings. Additional fees of $1,000 and $500 are paid to non-interested Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees are shared by the funds in the First Trust fund complex that participate in the particular meeting and are not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Trustees adopted the revised plan because the increase in the number of funds in the First Trust complex had the effect of rapidly increasing their compensation under the previous arrangements. Prior to June 7, 2004, the Fund paid each Trustee who was not an officer or employee of First Trust or any of their affiliates $10,000 per annum plus $1,000 per regularly scheduled meeting attended, $500 per committee meeting attended and reimbursement for travel and out-of-pocket expenses.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the period ended November 30, 2004, aggregated amounts were $107,310,750 and $107,146,343, respectively.

As of November 30, 2004, the aggregate gross unrealized appreciation for all securities, in which there was an excess of value over tax cost, was $22,202,003 and the aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over value, was $922,101.

                                 5. COMMON STOCK

As of November 30, 2004, 6,505,236 of $0.01 par value Common Shares were issued and outstanding. An unlimited number of Common Shares has been authorized under the Fund's Dividend Reinvestment Plan.

               6. SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of First Trust Value Line(R) Dividend Fund, First Trust/Four Corners Senior Floating Rate Income Fund, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust/Value Line(R) & Ibbotson Equity Allocation Fund, and First Trust/Four Corners Senior Floating Rate Income Fund II was held on September 13, 2004. At the Annual Meeting the Fund's Board of Trustees, consisting of James A. Bowen, Niel B. Nielson, Thomas R. Kadlec, Richard E. Erickson and David M. Oster, was elected to serve an additional one year term. The number of votes cast for James A. Bowen was 4,842,752, the number of votes withheld was 77,869 and the number of abstentions was 1,584,615. The number of votes cast for Niel B. Nielson was 4,842,802, the number of votes withheld was 77,819 and the number of abstentions was 1,584,615. The number of votes cast for Richard E. Erickson was 4,842,552, the number of votes withheld was 78,069 and the number of abstentions was 1,584,615. The number of votes cast for Thomas R. Kadlec was 4,843,002, the number of votes withheld was 77,619 and the number of abstentions was 1,584,615. The number of votes cast for David M. Oster was 4,843,302, the number of votes withheld was 77,319 and the number of abstentions was 1,584,615.

                               7. SUBSEQUENT EVENT

On December 6, 2004, the Fund declared a dividend of $0.02 per share which represents a dividend from net investment income to Common Stock Shareholders of record December 22, 2004, payable December 30, 2004.

--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
                          NOVEMBER 30, 2004 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PFPC (the "Plan Agent") in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC, as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If the Common Shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) net asset value per Common Share on that date or
          (ii) 95% of the market price on that date.

      (2) If the Common Shares are trading below net asset value at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the American Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------
Additional Information - (Continued)
--------------------------------------------------------------------------------

           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
                          NOVEMBER 30, 2004 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website located at http://www.sec.gov.


                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


                                           REGISTRANT PURCHASES OF EQUITY SECURITIES

------------------------------------------------------------------------------------------------------------------------------------
                                                            (C) TOTAL NUMBER OF              (D) MAXIMUM NUMBER (OR
                                                               SHARES (OR UNITS)           APPROXIMATE DOLLAR VALUE)
                     (A) TOTAL NUMBER    (B) AVERAGE        PURCHASED AS PART OF           OF SHARES (OR UNITS) THAT
                      OF SHARES (OR    PRICE PAID PER         PUBLICLY ANNOUNCED           MAY YET BE PURCHASED UNDER
      PERIOD        UNITS) PURCHASED   SHARE (OR UNIT)       PLANS OR PROGRAMS               THE PLANS OR PROGRAMS
------------------------------------------------------------------------------------------------------------------------------------
Month #1
(June 1,                  2,250            $17.15                   N/A                                N/A
2004-June 30,
2004)
------------------------------------------------------------------------------------------------------------------------------------
Month #2
(July 1,                                                            N/A                                N/A
2004-July 31,
2004)
------------------------------------------------------------------------------------------------------------------------------------
Month #3
(August 1,                                                          N/A                                N/A
2004-August 31,
2004)
------------------------------------------------------------------------------------------------------------------------------------
Month #4
(September 1,                                                       N/A                                N/A
2004-September
30, 2004)
------------------------------------------------------------------------------------------------------------------------------------
Month #5
(October 1,                                                         N/A                                N/A
2004-October 31,
2004)
------------------------------------------------------------------------------------------------------------------------------------
Month #6
(November 1,               800             $18.44                   N/A                                N/A
2004-November 30,
2004)
------------------------------------------------------------------------------------------------------------------------------------
Total                      3050
------------------------------------------------------------------------------------------------------------------------------------

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

        (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

        (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
            ------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chief Executive Officer
                           (principal executive officer)

Date  JANUARY 27, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chief Executive Officer
                           (principal executive officer)

Date  JANUARY 27, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Chief Financial Officer
                           (principal financial officer)

Date  JANUARY 27, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.